SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Common stock shares given		$ 12,500,000	$ 12,500,000
Warrants given		1,200,000	1,932,300
Contingent consideration	[1]	9,926,000
Total consideration given		23,626,000	14,432,300
Net working capital		30,908
Fixed assets		9,092	9,092
Receivables			45,845
Inventory			229,635
Intangible assets		18,170,000	14,147,728
Goodwill		5,416,000
Total identifiable net assets		$ 23,626,000	$ 14,432,300

[1]	Contingent consideration, for the purposes of the final allocation of the purchase price consideration, was measured as at the date of Somah acquisition - July 31, 2020. During the nine months ended September 30, 2021, the fair market value of the contingent liabilities, measured in accordance with Level 3 of the fair value hierarchy, has decreased by $472,000 (Note 3).